The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective for fiscal years beginning after December 15, 2018, the Funds adopted ASU 2017-08.